LEASE (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Cost [Member]
Statement [Line Items]
Lease Liability, Beginning Balance	$ 2,950,277	$ 2,950,277
Lease Liability, Addition	0	0
Lease Liability, Ending Balance	2,950,277	2,950,277
Amortization [Member]
Statement [Line Items]
Lease Liability, Beginning Balance	(564,947)	(188,316)
Lease Liability, Addition	(94,158)	(376,631)
Lease Liability, Ending Balance	(659,105)	(564,947)
Balance [Member]
Statement [Line Items]
Lease Liability, Beginning Balance	2,385,330	2,761,961
Lease Liability, Addition	(94,158)	(376,631)
Lease Liability, Ending Balance	$ 2,291,172	$ 2,385,330